Loans and Borrowings - Additional Information (Details) S/ in Thousands, $ in Thousands, $ in Thousands											3 Months Ended														12 Months Ended
	Dec. 18, 2023 PEN (S/)	Dec. 18, 2023 USD ($)	Dec. 08, 2023	Apr. 11, 2023 PEN (S/)	Apr. 11, 2023 USD ($)	Sep. 30, 2022 PEN (S/)	Apr. 20, 2022 PEN (S/)	Apr. 20, 2022 USD ($)	Dec. 01, 2020 PEN (S/)	Nov. 20, 2020 USD ($)	Dec. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024 PEN (S/)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 01, 2024	Dec. 18, 2023 USD ($)	Dec. 18, 2023 MXN ($)	Dec. 01, 2023	Apr. 11, 2023 USD ($)	Dec. 01, 2022	Apr. 20, 2022 USD ($)	Dec. 01, 2021	Oct. 01, 2021 PEN (S/)	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 300,000						S/ 5,048,548				S/ 5,557,229				S/ 3,860,745	S/ 5,048,548	S/ 5,557,229	S/ 3,860,745
Maturity										5
Interest rate										6.50%
Payments for debt issue costs																									S/ 16,607
Leverage ratio														4.25	4.25	4.25									4.25
JPMorgan Chase Bank S.A [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount							S/ 205,628																														$ 55,500
Maturity							April 2023	April 2023
Payments for debt issue costs							S/ 6,545	$ 1,709
JPMorgan Chase Bank S.A [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis							SOFR	SOFR
JPMorgan Chase Bank S.A [Member] | Floating interest rate [member] | 1 To 3 Months [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate							400.00%																														400.00%
JPMorgan Chase Bank S.A [Member] | Floating interest rate [member] | 4 To 6 Months [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate							450.00%																														450.00%
JPMorgan Chase Bank S.A [Member] | Floating interest rate [member] | 7 To 9 Months [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate							500.00%																														500.00%
JPMorgan Chase Bank S.A [Member] | Floating interest rate [member] | 10 To 12 Months [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate							600.00%																														600.00%
Banco Santander, HSBC Mxico and Genaro Levinson Marcovich [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount						S/ 1,338,927
Maturity						October 2023
Payments for debt issue costs						S/ 46,118
Write Off of Debt Issuance Costs				S/ 19,434
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate																12.60%				11.50%					12.60%	11.50%
Interest coverage ratio										2.25
Top of range [member] | JPMorgan Chase Bank S.A [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio							2.25	2.25
Leverage ratio						5.5																	4.75	5			5
Top of range [member] | Banco Santander, HSBC Mxico and Genaro Levinson Marcovich [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio						1
Leverage ratio																							4.75	5			5
Top of range [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio										5
Top of range [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio										4.5
Top of range [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio										4.25
Top of range [member] | Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio										3.75
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate																2.40%				6.00%					2.40%	6.00%
Interest coverage ratio										1
Bottom of range [member] | JPMorgan Chase Bank S.A [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio							1	1
Leverage ratio						1																	1	1			1
Bottom of range [member] | Banco Santander, HSBC Mxico and Genaro Levinson Marcovich [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio						2.25
Leverage ratio																							1	1			1
Bottom of range [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio										1
Bottom of range [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio										1
Bottom of range [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio										1
Bottom of range [member] | Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio										1
2029 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $																																$ 253,000
Maturity	December 18, 2029	December 18, 2029
Interest rate	10.00%																															10.00%	10.00%
Principal Amount Of Note Which Did no tAccept Exchange | $																																$ 56,600
Payments for debt issue costs	S/ 62,193	$ 16,571
2029 Notes [Member] | Top of range [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	4.75																															4.75	4.75
2029 Notes [Member] | Top of range [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	4.25																															4.25	4.25
2029 Notes [Member] | Top of range [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	3.75																															3.75	3.75
2029 Notes [Member] | Top of range [member] | Not Later Than September 30 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio			1.5
2029 Notes [Member] | Top of range [member] | Not Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio	1.75	1.75
2029 Notes [Member] | Top of range [member] | Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio			2.25
2029 Notes [Member] | Bottom of range [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	1																															1	1
2029 Notes [Member] | Bottom of range [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	1																															1	1
2029 Notes [Member] | Bottom of range [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	1																															1	1
2029 Notes [Member] | Bottom of range [member] | Not Later Than September 30 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio			1
2029 Notes [Member] | Bottom of range [member] | Not Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio			1
2029 Notes [Member] | Bottom of range [member] | Later Than September 30 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio			1
2029 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $																																$ 57,800
Maturity	December 18, 2029	December 18, 2029
Interest rate	10.00%																															10.00%	10.00%
Payments for debt issue costs	S/ 5,595	$ 1,494
Proceeds from issue of bonds, notes and debentures	11,047	$ 2,949
2025 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $																																$ 243,400
2025 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $																																56,600
Notes Purchase Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	S/ 1,920,456			1,920,456																															$ 505,000
Maturity	April 2028	April 2028
Interest coverage ratio																1.75
Payments for debt issue costs				S/ 64,370	$ 17,202
Write Off of Debt Issuance Costs	S/ 56,969
Penalty	53,285
Notes Purchase Agreement [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio											2.25	2.25	1.75	2.25	1.75	1.75	1.5	1.75	1.5	1.5	1.5	1.5	1.5	1.5
Leverage ratio											3.25	3.75	4.25			4.25	4.75	4.75	4.75	4.75		5.25	5.25	5.25	4.25	4.75	5.25	3.75	3.75	3.75
Notes Purchase Agreement [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio											1	1	1	1	1	1	1	1	1	1	1	1	1	1
Leverage ratio											1	1	1	1	1	1	1	1	1	1		1	1	1	1	1	1	1	1	1
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	1,617,116																															$ 250,000	$ 5,230,440
Payments for debt issue costs	S/ 48,837	$ 12,889
Term Loan [Member] | Joint Lead Arrangers and Joint Bookrunners [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $																			$ 550,000
Other Financing Debts [Member] | Scotia bank [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount									S/ 70,000																														S/ 77,000
Maturity									February 2027
Interest coverage ratio									2.25
Payments for debt issue costs																									S/ 52,804	S/ 61,694	S/ 70,054
Leverage ratio																															3.75			4.25		4.5		5
Debt Service Ratio										1.2																														1.2